Trade Payables and Other Liabilities - Schedule of Current and Noncurrent Trade and Other Payables (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Current:
Trade payables	$ 420	$ 491
Accrued expenses	518	452
Contract liabilities	485	718
Advances and deposits	154	44
Payables for property, plant and equipment and intangible assets	222	335
Other	251	173
Total	2,050	2,213
Non-current:
Payables for intangible assets	172	150
Contract liabilities	469	512
Other	281	200
Total	$ 922	$ 862